Exhibit 99.1

World Omni Auto Receivables Trust 2010-A
Monthly Servicer Certificate
June 30, 2011

Dates Covered
Collections Period	06/01/11 - 06/30/11
Interest Accrual Period	06/15/11 - 07/14/11
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/11	511,872,314.84	40,542
Yield Supplement Overcollateralization Amount at 05/31/11	24,914,206.53	0

Receivables Balance at 05/31/11	536,786,521.37	40,542
Principal Payments	22,852,091.17	1,200
Defaulted Receivables	453,935.18	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/11	23,424,851.28	0

Pool Balance at 06/30/11	490,055,643.74	39,315

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	3,293,207.66	338
Past Due 61-90 days	989,922.28	86
Past Due 91 + days	245,089.96	17

Total	4,528,219.90	441

Total 31+ Delinquent as % Ending Pool Balance	0.92%

Recoveries	429,839.36

Aggregate Net Losses – June 2011	24,095.82

Overcollateralization Target Amount	29,403,338.62
Actual Overcollateralization	29,403,338.62

Weighted Average APR	4.43%
Weighted Average APR, Yield Adjusted	7.53%
Weighted Average Remaining Term	41.19

Flow of Funds	$ Amount

Collections	25,231,678.64
Advances	123.36
Investment Earnings on Cash Accounts	1,882.12
Servicing Fee	(447,322.10)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	24,786,362.02

Distributions of Available Funds
(1) Class A Interest	639,887.38
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	20,507,670.83
(7) Distribution to Certificateholders	3,557,469.01
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,786,362.02

Servicing Fee	447,322.10
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 06/15/11	481,159,975.95
Principal Paid	20,507,670.83
Note Balance @ 07/15/11	460,652,305.12

Class A-1
Note Balance @ 06/15/11	0.00
Principal Paid	0.00
Note Balance @ 07/15/11	0.00
Note Factor @ 07/15/11	0.0000000%

Class A-2
Note Balance @ 06/15/11	10,157,975.95
Principal Paid	10,157,975.95
Note Balance @ 07/15/11	0.00
Note Factor @ 07/15/11	0.0000000%

Class A-3
Note Balance @ 06/15/11	241,000,000.00
Principal Paid	10,349,694.88
Note Balance @ 07/15/11	230,650,305.12
Note Factor @ 07/15/11	95.7055208%

Class A-4
Note Balance @ 06/15/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 07/15/11	198,106,000.00
Note Factor @ 07/15/11	100.0000000%

Class B
Note Balance @ 06/15/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 07/15/11	31,896,000.00
Note Factor @ 07/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	721,222.18
Total Principal Paid	20,507,670.83

Total Paid	21,228,893.01

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	5,925.49
Principal Paid	10,157,975.95

Total Paid to A-2 Holders	10,163,901.44

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	10,349,694.88

Total Paid to A-3a Holders	10,618,811.55

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7865001
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.3638234

Total Distribution Amount	23.1503235

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0300786
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	51.5633297

Total A-2 Distribution Amount	51.5934083

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.9447920

Total A-3 Distribution Amount	44.0614587

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/11	41,545.31
Balance as of 06/30/11	41,668.67
Change	123.36

Reserve Account
Balance as of 06/15/11	2,345,271.93
Investment Earnings	167.77
Investment Earnings Paid	(167.77)
Deposit/(Withdrawal)	—
Balance as of 07/15/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93